Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred:
Federal	$ (277,000)	$ 39,000
State	(47,000)	(10,000)
Deferred income tax expense (benefit)	(324,000)	29,000
Change in valuation allowance	(324,000)	(29,000)
Income tax expense (benefit)	$ 0	$ 0